FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Financial Instruments for which Fair Value Does not Approximate Carrying Value

The following table presents the financial instruments for which fair value does not approximate carrying value as of December 31, 2012 and 2013:

	As of December 31, 2012		As of December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term bank borrowing	$187,520,880	$166,148,388	134,870,287	124,047,823
Payables for purchase of property, plant and equipment	$1,126,255	$1,014,716	-	-

Schedule of Nonrecurring Fair Value Measurements

The following table displays assets and liabilities that were measured at fair value on a non-recurring basis after initial recognition;

	Year ended December 31, 2012
Description	Carrying amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Long-lived assets held and used	$53,287,118	$	$-	$10,532,637	$42,754,481

	Year ended December 31, 2013
Description	Carrying amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Long-lived assets held and used	$307,942,362	$	$149,517,535	$-	$158,424,827